Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,328,800
Total Fee Amount	202.61
Total Offset Amount	0
Net Fee	$ 202.61
Offset Table N/A	N/A
Securities 424I N/A	N/A